Associated entities and consolidated subsidiaries (Tables)	12 Months Ended
Dec. 31, 2022
Associated entities and consolidated subsidiaries
Summary of balance sheet and income statement of associated entity

Following is a summary of the balance sheet on the associated entity as of December 31, 2021:

2021

Current assets	5,678
Non-current assets	3,549
Current liabilities	(6,119)
Non-current liabilities	(31)
Net assets	3,077

Following is a summary of the income statement on the associated entity as of December 31, 2021:

2021

Revenue	2,399
Expenses	(1,728)
Operating profit before tax	671
Income tax	(178)
Profit for the year	493

Reconciliation of carrying amount of associated entities

2021

Reconciliation to carrying amount:
Net assets on investment date	2,584
Profit for the period	493
Closing net assets	3,077
Bank’s share in associated entity (percentage)	49%
Bank’s share in associated entity	1,508
Goodwill	669
Sale of merchant contracts	(784)
Other adjustments	(13)
Carrying amount as of December 31	1,380

Schedule of composition of the Bank

The subsidiaries of Banco Santander México, all of which have been included in the consolidated financial statements as of December 31, 2022, are as follows:

		Proportion of	Proportion of
		ownership interest	voting power
Name of subsidiary	Principal activity	held by the Bank	held by the Bank
Santander Consumo, S.A. de C.V., Sociedad Financiera de Objeto Múltiple, Entidad Regulada	Credit card loans	99.99%	100%
Santander Inclusión Financiera, S.A. de C.V., Sociedad Financiera de Objeto Múltiple, Entidad Regulada	Retail loans	99.99%	100%
Centro de Capacitación Santander, A.C.	Not-for-profit (Educational institute)	99.99%	100%
Fideicomiso 100740 Banco Santander, S.A.	Settlement trust	99.99%	100%
Fideicomiso GFSSLPT, Banco Santander, S.A.	Settlement trust	89.14%	100%
Santander Servicios Corporativos, S.A. de C.V.	Services	99.99%	100%
Santander Servicios Especializados, S.A. de C.V.	Services	99.99%	100%
Santander Tecnología México, S.A. de C.V.	Technology services	99.99%	100%
Openbank Santander México, S.A. de C.V., Sociedad Financiera de Objeto Múltiple, Entidad Regulada	Financial services	99.99%	100%